Share-Based Awards - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended			12 Months Ended
	Feb. 18, 2014 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Stock Option [Member] USD ($)	Dec. 31, 2014 Stock Option [Member] CNY	Aug. 01, 2014 Restricted shares [Member]	Jul. 01, 2014 Restricted shares [Member]	Feb. 18, 2014 Restricted shares [Member]	Dec. 31, 2014 Restricted shares [Member] USD ($)	Dec. 31, 2014 Restricted shares [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued			13,218,000
Options granted	3,479,604	355,884	3,479,604
Options granted, exercise price	$ 2.04	$ 2.17	$ 2.04
Contractual life	8 years	8 years
Options exercised			5,218,911	4,376,820	2,143,925
Unrecognized share-based compensation cost						$ 1,802	11,178				$ 2,182	13,536
Weighted-average vesting period over which deferred cost is expected to be recognized						3 years 1 month 17 days	3 years 1 month 17 days				3 years 18 days	3 years 18 days
Shares granted								69,564	21,132	1,370,250	1,460,946	1,460,946
Percentage of shares vested											25.00%	25.00%
Shares vesting period											4 years	4 years
Shares vesting description											The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four year period ending the fourth anniversary of the grant date.	The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four year period ending the fourth anniversary of the grant date.